Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	FIDELIS INSURANCE HOLDINGS LIMITED
Entity Central Index Key	0001636639
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Current Fiscal Year End Date	--12-31